OTHER ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Other non-current assets
Total other non-current assets	$ 9,172	$ 4,351
Other current assets
Prepaid expenses	3,955	5,255
Inventory	7,829	9,227
Total other current assets	$ 11,784	$ 14,482